UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2010 Fixed income mutual funds
This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund.

The figures in the annual report for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the Funds. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	6
Disclosure of Fund expenses	16
Sector allocations	19
Statements of net assets	22
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	58
Notes to financial statements	76
Report of independent registered
public accounting firm	90
Other Fund information	91
Board of trustees/directors and
officers addendum	92
About the organization	102

Unless otherwise noted, views expressed herein are current as of August 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Minnesota Municipal Bond Funds	September 7, 2010

Performance preview (for the year ended August 31, 2010)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+8.66%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+9.78%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+10.08%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+7.96%
Barclays Capital 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+8.99%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+7.54%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 9.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+12.46%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+9.78%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+10.08%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 12.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Minnesota Municipal Bond Funds

Economic environment

The Funds’ fiscal year, which ended Aug. 31, 2010, was one of continued economic challenges. When the period began, however, financial markets were bolstered by a broad-based sense of optimism about the economy:
  During the third quarter of 2009, the U.S. economy, as measured by gross domestic product (GDP), rose by an annualized 1.6%, marking the economy’s first quarterly expansion in more than a year.
  Growth in the fourth quarter of 2009 was even stronger. Annualized GDP expansion of 5.0% during those three months represented the fastest quarterly growth for the U.S. economy since early 2006. Source: U.S. Commerce Department.
As the reporting period progressed, however, indications began to mount that the U.S. economic environment was slowing once again. For example:
  Unemployment in the United States remained stubbornly high. The jobless rate peaked at 10.1% in October 2009 and finished the Fund’s fiscal period at a still-elevated 9.6%. (Source: U.S. Labor Department.)
  The rate of expansion in GDP decreased to 3.7% in the first three months of 2010, followed by a sluggish 1.6% in the year’s second quarter. This trend led some economists to worry about the potential for a “double-dip” recession. (Source: U.S. Commerce Department.)
  Investors focused their attention on the high levels of sovereign debt across the developed world (and particularly in Greece), fearing that reductions in government spending could exacerbate declining economic growth.
  The U.S. housing market, weighed down by significant foreclosure activity and declining sales, continued to struggle.
Encouragingly, inflation remained low throughout the reporting period, with the Consumer Price Index rising by just 1.2% for the 12 months ending July 31, 2010 (the most recent data available as this report was being prepared). With inflation well under control, the Federal Reserve Board (the Fed) kept its benchmark short-term interest rate under 1% where it has stood since the depths of the financial crisis in late 2008. The low rates were part of the Fed’s ongoing effort to stimulate economic growth — an effort that included a program announced late in the period to buy significant quantities of U.S. government debt.

Minnesota economic environment

We believe Minnesota has a fundamentally sound economy that is not dependent on any one sector. That being said, the state’s fiscal budget was not spared from the lingering effects of the national recession:
  The state’s budget deficit reached $3 billion after the Minnesota Supreme Court ruled that prior budget cuts enacted by the governor were unconstitutional. While the ruling only applied to $5.3 million in prior cuts, political and legal pressure apparently resulted in the restoration of much more funding, thus expanding the deficit. Minnesota lawmakers approved a budget compromise that closed the gap, relying primarily on delaying $1.8 billion in payments to elementary and secondary schools.

  Preliminary estimates of tax revenues were down 4.3% from the state’s fiscal 2009 and 12.7% from fiscal 2008. The state expects to end fiscal 2011 with a depleted General Fund balance, and is currently projecting a $5.8 billion deficit in the 2012-2013 biennium. (Data: www.bls.gov; Minnesota Management & Budget; www.twincities.com; Moody’s Investors Service.)
Broad municipal bond market environment

While the sluggish economic backdrop hampered the U.S. equity market, we believe the effect on the municipal market was relatively muted because of a favorable balance between supply and demand. Despite concerns about state and local government finances, tax-exempt bonds of all maturity lengths and credit-quality ratings gained ground throughout most of the reporting period.

Overall, investor demand for tax-exempt securities remained generally strong, driven in part by a growing expectation of higher income-tax rates in the future, while at the same time, supply of municipal bonds became increasingly limited. A major factor behind this shift between supply and demand can be attributed to the introduction of the Build America Bond program, a feature of the February 2009 federal economic stimulus package. As a result of this program, many bond issues that traditionally would have come to market as tax-exempt municipal bonds were instead issued as taxable debt. This left far fewer new issues in the traditional tax-exempt municipal bond market, providing a very positive backdrop for the municipal bond asset class and driving the Funds’ returns throughout the fiscal period. (Source: Barclays Capital.)

Although all types of municipal bonds earned positive returns during the reporting period, those with longer maturity dates and lower credit ratings generally outperformed their shorter-maturity and higher-rated counterparts by a wide margin, as investors tended to favor longer-dated securities — despite their higher interest rate risk — for the potential to earn more income.

A similar situation occurred with regard to credit quality. Many investors increasingly exhibited a willingness to buy higher-yielding bonds, even if it meant taking on more credit risk.

Commitment to our longtime approach

In all three Funds profiled in this report, we continued to follow our basic investment philosophy and approach. We believe successful bond investing requires rigorous credit analysis. In our opinion, there is no substitute for thorough credit research. On a bond-by-bond basis, we scrutinize each security the Funds hold — or might consider holding. It is important to us to ensure our comfort level with a bond issue’s financial outlook and to feel confident that any potential risks are likely offset by the income the security provides. Through this strategy, we believe we can find opportunities that other investors with less experience and research diligence might overlook.

Our investment approach often leads us to an increased focus on bonds with credit ratings of BBB and A — which represent the lower tier of the investment grade bond universe — and a relative de-emphasis of higher-rated bonds, such as those rated AAA and AA. We generally feel that there tends to be an opportunity for us to obtain the most value for shareholders from the lower-rated types of investment grade municipal bonds.

Portfolio management review
Delaware Minnesota Municipal Bond Funds

As the Funds’ fiscal year progressed, our tactics for managing the Funds became more selective as credit spreads narrowed — meaning that the premium paid to investors for buying riskier, lower-rated bonds declined — and bond prices rose. As these trends continued and interest rates on municipal bonds fell during the period, many of the bonds the Funds already held offered considerably higher levels of income than bonds that became available during the reporting period. For example, the Funds had purchased a number of bonds at the peak of the financial crisis, when tax-exempt municipal bond yields were extremely high because of investors’ concerns about the solvency of bond issuers. Careful research allowed us to eventually get comfortable with the credit quality of these issues. As a result, we were able to add some highly rated municipal bonds paying yields that, at the end of the Funds’ fiscal year, were comparable to what lower-rated A and even some BBB securities were offering.

Because bonds in the marketplace were paying the lower prevailing yields, we felt it was important to look at potential new purchases with an even more discerning eye. It often made little sense to us to sell higher-yielding bonds already in a Fund’s portfolio holdings in favor of new bonds reflecting the lower-interest-rate environment. We often said throughout 2010 that new bonds had to “fight their way into the portfolio.” In other words, we had to feel confident that new bonds offered sufficient value opportunities relative to their potential risks.

When we did add new securities to the Funds’ portfolio holdings as a result of Fund inflows (to accommodate cash generated by maturing bonds, for instance) we continued to follow our “bottom-up” investment strategy, carefully evaluating each issuer to become familiar with its financial position and to assess whether the bond’s return potential was commensurate with the risks involved with holding the securities.

Notable sectors and securities

As mentioned above, lower-rated bonds generally outperformed higher-rated issues throughout the majority of the Funds’ fiscal year. As a result, many of the individual bonds that made the strongest performance contributions across all three Funds were lower-rated issues. The best-performing sectors were often those with a significant amount of lower-rated bond issuance.

In a favorable market environment for tax-exempt debt, even the weakest performers tended to earn modestly positive returns during the reporting period. Generally speaking, the bonds that lagged the overall municipal market on a total return basis were those with higher credit ratings (meaning less credit risk) and shorter maturities (meaning less interest rate risk). With interest rates declining, municipal bond investors looked for ways to capture additional levels of income, leading them toward lower-rated, longer-dated bonds and away from higher-rated, shorter-maturity credits.

In Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the best-performing group was industrial development revenue bonds, a sector that featured a number of securities benefiting from their lower credit ratings and relatively higher yields. Typically, much of the tax-exempt bond issuance that comes to market in Minnesota is of high credit quality, so the relative scarcity of lower-rated, higher-yielding bonds helped boost these securities’ performance in a time of strong demand.

In fact, the best individual performer in Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund during the reporting period was a Cloquet, Minnesota, Pollution Control Revenue bond whose interest payments were backed by forest-products company Potlatch Corporation. As many investors apparently became more optimistic about Potlatch’s finances, this lower-rated bond performed well. Another strong portfolio holding in Delaware Minnesota High-Yield Municipal Bond Fund was a Hutchinson, Minnesota, multifamily housing bond. This nonrated bond was supported by the favorable market conditions for riskier, higher-yielding debt.

Delaware Tax-Free Minnesota Fund also saw strong results from its holdings in nonrated continuing care retirement community (CCRC) bonds issued for Apple Valley, Minnesota. CCRCs are residential communities for seniors, ranging from independent-living to skilled-nursing-care facilities. This Minnesota CCRC is an established community with strong occupancy that has done reasonably well from a financial perspective.

Meanwhile, the top-performing sector in Delaware Tax-Free Minnesota Intermediate Fund was hospital bonds, which make up a sizeable portion of the marketplace for tax-exempt debt. The Fund’s leading contributors included a revenue bond issue for Glencoe Regional Health Services, which benefited from its presence in a sector that excelled during the Funds’ fiscal period. In addition, its BBB credit rating (lower medium grade) was a positive in an environment favoring lower-rated securities.

The best-performing security overall in Delaware Tax-Free Minnesota Intermediate Fund was a Puerto Rico sales-tax bond. Bonds issued by U.S. territories are generally fully tax-exempt for residents of all 50 states. Particularly in a state such as Minnesota, with reasonably homogenous bond issuance, we feel that investing in Puerto Rico debt provides a good opportunity to help diversify the Fund’s portfolio. We were attracted to the relatively high yields offered by this bond and generally felt confident about the territory’s financial situation.

As mentioned above, even the weakest-performing bonds in all three Funds posted modestly positive results — an indication of the favorable market conditions witnessed by municipal bond investors during the Funds’ fiscal year. The sector making the smallest performance contribution within the Funds was prerefunded bonds. These bonds have very short maturities, and because they are typically backed by U.S. Treasury bonds (or other high-quality securities), they are considered high in credit quality. In an environment in which investors preferred lower-quality to higher-quality bonds, and longer-dated to shorter-dated issues, prerefunded bonds were somewhat left behind.

In Delaware Tax-Free Minnesota Fund, the weakest contributor to overall total return included prerefunded Chaska, Minnesota, electric revenue bonds due in 2025. Within Delaware Tax-Free Minnesota Intermediate Fund, the weakest contributor to overall return included a Minneapolis / St. Paul airport bond due in January 2020, while Minnesota Community Development Authority bonds coming due in December 2031 brought up the rear in Delaware Minnesota High-Yield Municipal Bond Fund.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through Aug. 31, 2010
	1 year	5 years	10 years
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+8.66%	+4.34%	+5.37%
Including sales charge	+3.80%	+3.38%	+4.89%
Class B (Est. March 11, 1995)
Excluding sales charge	+7.85%	+3.56%	+4.74%
Including sales charge	+3.85%	+3.29%	+4.74%
Class C (Est. May 4, 1994)
Excluding sales charge	+7.91%	+3.58%	+4.60%
Including sales charge	+6.91%	+3.58%	+4.60%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 6 through 8.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, and C shares.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.95%	1.70%	1.70%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a

Performance summaries
Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment
Average annual total returns from Aug. 31, 2000, through Aug. 31, 2010

For period beginning Aug. 31, 2000, through Aug. 31, 2010	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$17,400
Delaware Tax-Free Minnesota Fund — Class A Shares	$9,550	$16,105

The chart assumes $10,000 invested in the Fund on Aug. 31, 2000, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 6 through 8.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2000.

The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Intermediate Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through Aug. 31, 2010
	1 year	5 years	10 years
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+7.96%	+4.39%	+5.10%
Including sales charge	+4.95%	+3.81%	+4.81%
Class B (Est. Aug. 15, 1995)
Excluding sales charge	+7.14%	+3.52%	+4.65%
Including sales charge	+5.14%	+3.52%	+4.65%
Class C (Est. May 4, 1994)
Excluding sales charge	+7.14%	+3.52%	+4.22%
Including sales charge	+6.14%	+3.52%	+4.22%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 9 through 11.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, and C shares.

Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Jan. 1, 2010, through Dec. 31, 2010.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2010, through Dec. 31, 2010. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.87%	1.72%	1.72%
(including fee waivers, if any)
Type of waiver	Contractual	n/a	n/a

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 2000, through Aug. 31, 2010

For period beginning Aug. 31, 2000, through Aug. 31, 2010	Starting value	Ending value
Barclays Capital 3–15 Year Blend Municipal Bond Index	$10,000	$17,312
Delaware Tax-Free Minnesota Intermediate Fund — Class A Shares	$9,725	$15,973

The chart assumes $10,000 invested in the Fund on Aug. 31, 2000, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 9 through 11.

The chart also assumes $10,000 invested in the Barclays Capital 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2000.

The Barclays Capital 3–15 Year Blend Municipal Bond Index, sometimes also referred to as the Barclays Capital 3–15 Year Municipal Bond Index, measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class B	DVSBX	928928399
Class C	DVSCX	928930205

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through Aug. 31, 2010
	1 year	5 years	10 years
Class A (Est. June 4, 1996)
Excluding sales charge	+12.46%	+4.46%	+6.01%
Including sales charge	+7.37%	+3.50%	+5.53%
Class B (Est. June 12, 1996)
Excluding sales charge	+11.62%	+3.66%	+5.37%
Including sales charge	+7.62%	+3.40%	+5.37%
Class C (Est. June 7, 1996)
Excluding sales charge	+11.61%	+3.68%	+5.23%
Including sales charge	+10.61%	+3.68%	+5.23%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 12 through 14.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, and C shares.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00%

to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has voluntarily agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses from exceeding 0.70% of the Fund’s average daily net assets. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.95%	1.70%	1.70%
(including fee waivers, if any)
Type of waiver	Voluntary	Voluntary	Voluntary

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 2000, through Aug. 31, 2010

For period beginning Aug. 31, 2000, through Aug. 31, 2010	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$17,400
Delaware Minnesota High-Yield Municipal Bond Fund — Class A Shares	$9,550	$17,102

The chart assumes $10,000 invested in the Fund on Aug. 31, 2000, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 12 through 14.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2000.

The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

Disclosure of Fund expenses
For the six-month period March 1, 2010 to August 31, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2010 to August 31, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs, would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/10	8/31/10	Expense Ratio	3/1/10 to 8/31/10*
Actual Fund return
Class A	$1,000.00	$1,043.70	0.93%	$4.79
Class B	1,000.00	1,039.80	1.68%	8.64
Class C	1,000.00	1,040.50	1.68%	8.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.52	0.93%	$4.74
Class B	1,000.00	1,016.74	1.68%	8.54
Class C	1,000.00	1,016.74	1.68%	8.54

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/10	8/31/10	Expense Ratio	3/1/10 to 8/31/10*
Actual Fund return
Class A	$1,000.00	$1,044.30	0.85%	$4.38
Class B	1,000.00	1,040.70	1.70%	8.74
Class C	1,000.00	1,040.70	1.70%	8.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,016.64	1.70%	8.64
Class C	1,000.00	1,016.64	1.70%	8.64

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/10	8/31/10	Expense Ratio	3/1/10 to 8/31/10*
Actual Fund return
Class A	$1,000.00	$1,057.60	0.95%	$4.93
Class B	1,000.00	1,052.60	1.70%	8.80
Class C	1,000.00	1,053.60	1.70%	8.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.42	0.95%	$4.84
Class B	1,000.00	1,016.64	1.70%	8.64
Class C	1,000.00	1,016.64	1.70%	8.64

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	100.25%
Corporate-Backed Revenue Bonds	4.17%
Education Revenue Bonds	6.99%
Electric Revenue Bonds	5.52%
Healthcare Revenue Bonds	24.50%
Housing Revenue Bonds	6.96%
Lease Revenue Bonds	3.22%
Local General Obligation Bonds	18.22%
Pre-Refunded/Escrowed to Maturity Bonds	23.67%
Special Tax Revenue Bonds	1.75%
State General Obligation Bonds	3.01%
Transportation Revenue Bonds	1.87%
Water & Sewer Revenue Bonds	0.37%
Short-Term Investment	0.11%
Total Value of Securities	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%

Sector allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.82%
Corporate-Backed Revenue Bonds	1.48%
Education Revenue Bonds	10.66%
Electric Revenue Bonds	7.61%
Healthcare Revenue Bonds	21.83%
Housing Revenue Bonds	3.58%
Lease Revenue Bonds	2.71%
Local General Obligation Bonds	25.27%
Pre-Refunded/Escrowed to Maturity Bonds	9.01%
Special Tax Revenue Bonds	6.60%
State General Obligation Bonds	3.76%
Transportation Revenue Bonds	3.39%
Water & Sewer Revenue Bonds	2.92%
Short-Term Investments	0.61%
Total Value of Securities	99.43%
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.45%
Corporate-Backed Revenue Bonds	4.22%
Education Revenue Bonds	7.58%
Electric Revenue Bonds	7.08%
Healthcare Revenue Bonds	33.87%
Housing Revenue Bonds	11.25%
Lease Revenue Bonds	2.76%
Local General Obligation Bonds	11.21%
Pre-Refunded/Escrowed to Maturity Bonds	7.23%
Special Tax Revenue Bonds	7.69%
State General Obligation Bonds	1.64%
Transportation Revenue Bond	1.34%
Water & Sewer Revenue Bonds	2.58%
Short-Term Investments	0.60%
Total Value of Securities	99.05%
Receivables and Other Assets Net of Liabilities	0.95%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Minnesota Fund	August 31, 2010

	Principal amount	Value
Municipal Bonds – 100.25%
Corporate-Backed Revenue Bonds – 4.17%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$6,364,280
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,233,600
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,295,731
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,520,205
		26,413,816
Education Revenue Bonds – 6.99%
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,500,047
5.00% 10/1/28	8,900,000	10,015,971
5.00% 10/1/29 (NATL-RE)	5,665,000	6,110,779
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,298,225
Series 6-J1 5.00% 5/1/36	2,225,000	2,239,574
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,517,800
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,115,050
Series 7-D 5.00% 3/1/40	3,000,000	3,251,490
St. Olaf College Series 7-F 4.50% 10/1/30	2,000,000	2,077,020
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,291,700
Series 7-A 5.00% 10/1/39	2,000,000	2,114,300
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,109,900
University of Minnesota Series C 4.00% 2/1/16	515,000	585,184
		44,227,040
Electric Revenue Bonds – 5.52%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,133,860
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,100,410
Series A
5.00% 10/1/34	6,250,000	6,433,250
5.125% 10/1/29	3,000,000	3,138,540

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding Series B 4.75% 1/1/20 (AMBAC)	$2,500,000	$2,507,825
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	4,800,000	5,087,616
Series XX 5.25% 7/1/40	5,000,000	5,242,350
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,362,492
^Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,919,150
		34,925,493
Healthcare Revenue Bonds – 24.50%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,972,887
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,536,540
6.20% 7/1/45	2,000,000	2,054,660
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,720,169
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	745,735
5.00% 9/1/31 (RADIAN)	500,000	497,425
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,586,925
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,232,675
5.40% 8/1/40	1,000,000	999,950
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,992,834
Minneapolis Health Care Facilities Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	976,994
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,480,000
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,313,907

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue (continued)
Series D
5.00% 11/15/30 (AMBAC)	$2,500,000	$2,570,125
5.00% 11/15/34 (AMBAC)	4,750,000	4,838,968
Minneapolis National Marrow Donor Program
Project Revenue 4.875% 8/1/25	4,000,000	4,056,240
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,814,075
5.25% 8/15/35	2,085,000	2,176,990
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,018,360
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,819,276
(Essential Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,031,288
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,670,700
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,773,363
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,162
6.375% 11/15/29	15,000	15,189
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,845,598
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,555,437
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	3,240,000	3,457,987
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,910,495
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,480,583
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,010,560
5.25% 9/1/34	7,000,000	6,943,369
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,362,075

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A
5.00% 5/1/25	$1,035,000	$1,074,723
5.125% 5/1/30	5,350,000	5,656,716
Series D Remarketing 5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,418,260
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	15,200,000	15,611,463
Series C
5.50% 7/1/23	3,000,000	3,201,120
5.625% 7/1/26	1,925,000	2,016,649
5.75% 7/1/30	5,000,000	5,223,750
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	4,900,000	4,818,121
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,100,738
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,404,970
Series A-1 5.25% 11/15/29	5,605,000	5,897,021
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,999,560
Series A 5.70% 11/1/15	1,150,000	1,150,449
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	457,040
5.375% 5/1/43	500,000	441,715
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	1,003,700
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	961,210
		155,078,746

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 6.96%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	$1,500,000	$1,515,300
(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	758,685
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,174,640
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	875,000	894,521
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,495,000	1,512,566
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,490,000	1,493,978
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	425,000	431,311
Series B-1 5.35% 1/1/33 (AMT)	2,450,000	2,460,903
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,480,850
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,999,880
Series I 5.15% 7/1/38 (AMT)	5,530,000	5,617,153
Series L 5.10% 7/1/38 (AMT)	9,910,000	10,043,091
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,509,135
@ Washington County Housing & Redevelopment
Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	915,000	809,674
White Bear Lake Multifamily Revenue Refunding
(Lake Square Apartments) Series A 5.875% 2/1/15 (FHA)	620,000	621,600
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	730,000	730,460
		44,053,747
Lease Revenue Bonds – 3.22%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	1,545,000	1,635,243
5.00% 2/1/19 (AGM)	1,535,000	1,624,659
5.00% 2/1/20 (AGM)	1,690,000	1,788,713
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,681,475
5.25% 12/1/27	3,840,000	3,994,522
Series 3-12 5.125% 12/1/27	3,000,000	3,159,210

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	$2,000,000	$2,107,980
Series 3-11 5.00% 12/1/27	2,500,000	2,622,350
Series 9 5.25% 12/1/27	725,000	754,174
		20,368,326
Local General Obligation Bonds – 18.22%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,560,894
5.00% 2/1/22	500,000	593,630
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	3,255,000	3,587,856
4.00% 2/1/23	5,990,000	6,531,676
Centennial Independent School District #012
Series A 5.00% 2/1/18 (AGM)	1,270,000	1,341,285
Dakota County Capital Improvement
Series A 4.75% 2/1/26	1,000,000	1,007,670
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,531,319
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	909,135
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,054,779
Hennepin County Series B 4.00% 12/1/20	5,255,000	6,144,934
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	6,850,000	7,194,829
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,481,234
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,375,476
Series C
5.00% 3/1/16	2,440,000	2,926,170
5.00% 3/1/28	5,000,000	5,486,300
Minneapolis Library 5.00% 12/1/25	1,500,000	1,571,580
Morris Independent School District #769 Building
5.00% 2/1/24 (NATL-RE)	4,875,000	5,304,390
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (NATL-RE)	2,970,000	3,165,070
5.375% 2/1/24 (FGIC) (TCRS)	6,170,000	6,289,081

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	$1,000,000	$1,108,840
	Osseo Independent School District #279 Series A
	5.00% 2/1/21 (AGM)	3,570,000	3,766,243
	Prior Lake Independent School District #719 Series B
	5.00% 2/1/19 (AGM)	3,145,000	3,549,290
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,139,118
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (AGM)	1,310,000	1,387,670
^	Rosemount Independent School District #196
	Capital Appreciation Series B
	5.931% 4/1/11 (AGM)	2,600,000	2,592,746
	5.961% 4/1/12 (AGM)	1,850,000	1,827,911
	6.008% 4/1/13 (AGM)	1,915,000	1,868,197
^	Sartell Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	523,201
	6.10% 2/1/15 (NATL-RE)	1,075,000	987,785
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,547,525
^	Sauk Rapids Independent School District #047 Series B
	5.983% 2/1/15 (AGM)	2,700,000	2,128,842
	6.083% 2/1/17 (AGM)	2,245,000	1,566,583
	South Washington County Independent School
	District #833 Series A
	4.75% 2/1/25	2,500,000	2,788,050
	4.75% 2/1/26	3,600,000	3,976,992
	4.75% 2/1/27	2,300,000	2,523,307
	St. Michael Independent School District #885
	5.00% 2/1/20 (AGM)	1,970,000	2,080,576
	5.00% 2/1/27 (AGM)	3,435,000	3,627,807
	St. Peter’s Hospital Series A 5.00% 9/1/24 (NATL-RE)	1,905,000	1,905,000
	Todd Morrison Cass & Wadena Counties Staples United
	Hospital District (Health Care Facilities-Lakewood)
	5.00% 12/1/21	2,000,000	2,139,440
	5.125% 12/1/24	1,000,000	1,060,360
	Willmar (Rice Memorial Hospital Project)
	5.00% 2/1/22 (AGM)	1,000,000	1,087,260
	5.00% 2/1/25 (AGM)	1,000,000	1,039,270
			115,279,321

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 23.67%
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21-12	$1,275,000	$1,353,884
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (IBC) (AMT)	405,000	530,364
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,591,450
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,040,195
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/33-14	10,000,000	11,579,700
5.50% 2/15/23-14	1,000,000	1,166,500
Hennepin County Regional Railroad Authority
5.00% 12/1/31-10	4,030,000	4,078,481
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,342,737
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,330,155
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,626,978
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,084,150
Series C 5.25% 1/1/32-11 (FGIC)	6,845,000	6,959,517
Minnesota Agricultural & Economic Development Revenue
(Fairview Health Care System)
Series A 6.375% 11/15/29-10	485,000	495,980
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	4,976,044
Southern Minnesota Municipal Power Agency Power
Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,132,123
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	730,481
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,090,270
Refunding Series B 5.50% 1/1/15 (AMBAC)	990,000	1,036,332
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,943,026
5.50% 7/1/25-14	2,000,000	2,342,140

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota Series A
5.50% 7/1/21	$12,500,000	$15,574,875
5.75% 7/1/18	3,840,000	4,809,562
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	971,428
		149,786,372
Special Tax Revenue Bonds – 1.75%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,494,086
5.00% 12/15/20	1,000,000	1,174,920
5.00% 12/15/24	1,150,000	1,316,210
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	958,960
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Subordinate Series A 5.75% 8/1/37	4,760,000	5,102,529
		11,046,705
State General Obligation Bonds – 3.01%
Minnesota State
5.00% 10/1/15	5,000,000	5,975,100
5.00% 8/1/21	2,400,000	2,593,104
Series A 5.00% 12/1/21	5,000,000	6,112,850
Puerto Rico Commonwealth Public Improvement
Refunding Series C 6.00% 7/1/39	4,045,000	4,390,807
		19,071,861
Transportation Revenue Bonds – 1.87%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,447,830
5.00% 1/1/22 (NATL-RE)	2,000,000	2,081,160
5.25% 1/1/16 (NATL-RE)	1,460,000	1,574,902
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	1,984,014
5.00% 8/1/35	1,500,000	1,550,910
Series B 5.00% 8/1/35	1,145,000	1,173,877
		11,812,693

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.37%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	$1,000,000	$1,120,310
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B
5.00% 3/1/19	1,000,000	1,240,850
		2,361,160
Total Municipal Bonds (cost $592,091,766)		634,425,280

	Number of shares
Short-Term Investment – 0.11%
Money Market Instrument – 0.11%
Federated Minnesota Municipal Cash Trust	723,114	723,114
Total Short-Term Investment (cost $723,114)		723,114

Total Value of Securities – 100.36%
(cost $592,814,880)		635,148,394
Liabilities Net of Receivables and
Other Assets – (0.36%)		(2,282,329)
Net Assets Applicable to 49,686,578
Shares Outstanding – 100.00%		$632,866,065

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($586,651,076 / 46,067,569 Shares)		$12.73
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($7,234,221 / 567,690 Shares)		$12.74
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($38,980,768 / 3,051,319 Shares)		$12.78

Components of Net Assets at August 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$588,778,170
Distributions in excess of net investment income		(144,194)
Accumulated net realized gain on investments		1,898,575
Net unrealized appreciation of investments		42,333,514
Total net assets		$632,866,065

Statements of net assets
Delaware Tax-Free Minnesota Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2010. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $809,674, which represented 0.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts
VA — Veterans Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.73
Sales charge (4.50% of offering price) (B)	0.60
Offering price	$13.33

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2010

	Principal amount	Value
Municipal Bonds – 98.82%
Corporate-Backed Revenue Bonds – 1.48%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$771,900
Minneapolis Community Development Agency (Limited Tax
Common Bond Fund) Series 4 6.20% 6/1/17 (AMT)	870,000	875,707
		1,647,607
Education Revenue Bonds – 10.66%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,125,390
Minnesota Higher Education Facilities Authority Revenue
(Carleton College)
Series 6-T 4.75% 1/1/23	1,000,000	1,131,620
Series 7-D 5.00% 3/1/30	1,500,000	1,675,290
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	259,008
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	777,810
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	353,954
4.50% 10/1/23	265,000	284,825
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,742,497
Series 6-X 5.00% 4/1/24	1,000,000	1,097,660
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,054,950
University of Minnesota
Series A 4.00% 4/1/15	310,000	350,591
Series C 4.00% 2/1/14	250,000	278,128
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,744,259
		11,875,982
Electric Revenue Bonds – 7.61%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,071,670
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,106,170
Northern Municipal Power Agency Electric
System Revenue Series A
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,314,804
5.00% 1/1/14 (ASSURED GTY)	510,000	576,351
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,145,840

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36	$2,000,000	$2,171,900
Southern Minnesota Municipal Power Agency
Supply System Revenue Series A 5.25% 1/1/30	1,000,000	1,089,270
		8,476,005
Healthcare Revenue Bonds – 21.83%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/31 (RADIAN)	650,000	646,653
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	507,755
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 5.00% 4/1/31	1,000,000	972,400
Minneapolis Health Care System Revenue (Fairview Health
Services) Series A 6.625% 11/15/28	1,500,000	1,740,000
Minneapolis National Marrow Donor Program
Project Revenue 5.00% 8/1/17	1,205,000	1,309,751
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,088,770
(Health Partners Obligation Group Project) 6.00% 12/1/17	850,000	908,489
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing) Series C-1
5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,819,024
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	466,802
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A 6.875% 12/1/29	950,000	1,004,093
Rochester Health Care Facilities Revenue
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,069,260
Sartell Health Care Facilities (Country Manor Campus)
Series A 6.125% 9/1/30	845,000	864,029
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,078,910
Series A 5.125% 5/1/30	1,750,000	1,850,328

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	$1,000,000	$1,030,960
Series C 5.625% 7/1/26	2,500,000	2,619,024
St. Paul Housing & Redevelopment Authority Health
Care Revenue (Allina Health System) Series A-2
5.25% 11/15/28	2,000,000	2,138,339
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,160,499
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue (Senior Carondelet
Village Project) Series A 6.25% 8/1/30	1,000,000	1,046,700
		24,321,786
Housing Revenue Bonds – 3.58%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,555,000	1,573,272
Minnesota Housing Finance Agency Residential Housing
•Series D 4.75% 7/1/32 (AMT)	750,000	747,930
Series I 5.10% 7/1/20 (AMT)	645,000	656,700
Series M 4.85% 7/1/31 (AMT)	1,000,000	1,007,410
		3,985,312
Lease Revenue Bonds – 2.71%
Edina Housing & Redevelopment Authority Public Project
Revenue (Appropriate Lease Obligation) 5.125% 2/1/19	1,000,000	1,047,390
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	1,070,000	1,077,158
Virginia Housing & Redevelopment Authority Health
Care Facility Lease Revenue 5.25% 10/1/25	880,000	897,046
		3,021,594
Local General Obligation Bonds – 25.27%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,346,538
Series C 5.00% 2/1/27	500,000	561,975
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,208,780

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Big Lake Independent School District #727 Series C Refunding
5.00% 2/1/16 (AGM)	$1,180,000	$1,200,272
5.00% 2/1/17 (AGM)	1,000,000	1,017,180
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,755,649
Centennial Independent School District #012 Series A
5.00% 2/1/18 (AGM)	1,000,000	1,056,130
5.00% 2/1/20 (AGM)	750,000	792,098
Dakota County Capital Improvement Series A 4.75% 2/1/17	1,000,000	1,016,890
Duluth Independent School District #709 Revenue
Certificates of Participation Series A 4.25% 2/1/20 (AGM)	1,710,000	1,933,651
Hopkins Independent School District #270 5.125% 2/1/17 (FGIC)	2,000,000	2,115,780
Mankato Independent School District #77 (Formerly
Blue Earth County Independent School District #10)
4.125% 2/1/22	1,000,000	1,111,640
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	671,580
5.00% 3/1/28	1,000,000	1,097,260
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,614,720
Osseo Independent School District #279 Series A
5.00% 2/1/21 (AGM)	1,500,000	1,582,455
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,276,000
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	818,445
Series B 5.00% 2/1/16 (AGM)	1,560,000	1,663,381
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	1,020,000	1,150,366
White Bear Lake Independent School District #624 (Formerly
Joint Independent Consolidated Ramsey County School
District #39 & Washington & Anoka Counties School
District #103) Series B 4.75% 2/1/22	1,000,000	1,152,380
		28,143,170
§Pre-Refunded/Escrowed to Maturity Bonds – 9.01%
Hennepin County Series B 4.75% 12/1/14-10	1,000,000	1,011,330
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,676,025
(Fairview Health Services) Series A 5.625% 5/15/32-12	1,750,000	1,925,980

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis -St. Paul Metropolitan Airports Commission
Revenue Series C 5.125% 1/1/20-11 (FGIC)	$750,000	$762,233
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series C 5.00% 3/1/18-15	1,000,000	1,181,970
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,756,605
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,222,430
5.75% 7/1/18	400,000	500,996
		10,037,569
Special Tax Revenue Bonds – 6.60%
Minneapolis Art Center Facilities Revenue
(Walker Art Center Project) 5.125% 7/1/21	2,250,000	2,324,700
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	328,730
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,530,550
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,351,104
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,108,550
Puerto Rico Sales Tax Financing Sales Tax Revenue First
Subordinate Series A
6.125% 8/1/29	250,000	265,160
Ω(Capital Appreciation) 6.75% 8/1/32	510,000	440,722
		7,349,516
State General Obligation Bonds – 3.76%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,382,120
Various Purposes Series A 5.00% 12/1/21	1,000,000	1,222,570
Puerto Rico Commonwealth Public Improvement
Un-Refunded Balance Series B 5.00% 7/1/35	575,000	581,337
		4,186,027
Transportation Revenue Bonds – 3.39%
Minneapolis-St. Paul Metropolitan Airports Commission
5.00% 1/1/13 (AMT)	500,000	540,510
Refunding Series 14 5.50% 1/1/11 (AMT)	750,000	761,513
Refunding Series B 5.00% 1/1/22 (AMT)	1,000,000	1,087,580
Series A 5.00% 1/1/28	1,250,000	1,384,487
		3,774,090

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.92%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series D 5.00% 3/1/14	$1,500,000	$1,729,156
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,519,048
		3,248,204
Total Municipal Bonds (cost $102,972,266)		110,066,862

	Number of shares
Short-Term Investments – 0.61%
Money Market Instrument – 0.16%
Federated Minnesota Municipal Cash Trust	183,602	183,602
		183,602

	Principal amount
Variable Rate Demand Note – 0.45%
• Brooklyn Center Revenue Refunding (Brookdale II Project)
0.25% 12/1/14 (LOC – U.S. Bank N.A.)	$500,000	500,000
		500,000
Total Short-Term Investments (cost $683,602)		683,602

Total Value of Securities – 99.43%
(cost $103,655,868)		110,750,464
Receivables and Other Assets
Net of Liabilities – 0.57%		636,517
Net Assets Applicable to 9,858,986
Shares Outstanding – 100.00%		$111,386,981

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($96,567,614 / 8,549,679 Shares)		$11.29
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($170,640 / 15,064 Shares)		$11.33
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($14,648,727 / 1,294,243 Shares)		$11.32

Components of Net Assets at August 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$105,025,082
Undistributed net investment income	2,522
Accumulated net realized loss on investments	(735,219)
Net unrealized appreciation of investments	7,094,596
Total net assets	$111,386,981

@	Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $328,730, which represented 0.30% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of August 31, 2010. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.29
Sales charge (2.75% of offering price) (B)	0.32
Offering price	$11.61

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2010

	Principal amount	Value
Municipal Bonds – 98.45%
Corporate-Backed Revenue Bonds – 4.22%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,664,504
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,801,100
Puerto Rico Ports Authority Revenue Special Facilities
(American Airlines) Series A 6.25% 6/1/26 (AMT)	1,390,000	1,192,968
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,757,403
		6,415,975

Education Revenue Bonds – 7.58%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	511,525
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	716,177
Series 6-J1 5.00% 5/1/36	1,000,000	1,006,550
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,510,680
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,011,610
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	848,678
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	1,002,290
5.00% 10/1/22	1,000,000	1,103,990
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,636,455
Series 7-A 5.00% 10/1/39	1,000,000	1,057,150
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,102,170
		11,507,275

Electric Revenue Bonds – 7.08%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,071,670
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,830,630
Northern Municipal Power Agency Electric System Revenue
Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,395,072
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,176,790

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	$1,665,000	$1,745,703
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,176,340
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,363,796
		10,760,001

Healthcare Revenue Bonds – 33.87%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	700,616
Anoka County Housing & Redevelopment Authority
Revenue Series A 6.875% 5/1/40	1,000,000	1,031,910
Apple Valley Economic Development Authority
Health Care Revenue
(Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,008,570
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,343,048
Refunding 5.00% 9/1/20	1,150,000	1,207,684
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,069,540
Detroit Lakes Housing & Health Facilities
Revenue Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	500,095
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,129,271
5.00% 4/1/31	1,965,000	1,910,766
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	912,190
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,882,463
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,273,501
5.25% 5/1/37	1,000,000	1,014,520

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	$1,900,000	$2,203,999
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	288,138
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,056,189
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project) 6.00% 12/1/17	525,000	561,125
Minnesota Agricultural & Economic Development Board
Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	960,040
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	511,071
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	1,004,350
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,524,510
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	394,980
6.00% 4/1/41	1,250,000	1,197,688
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,056,940
7.375% 12/1/41	375,000	399,098
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.25% 9/1/36	925,000	940,697
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	991,910
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,604,565
Series A 5.125% 5/1/30	1,125,000	1,189,496
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.75% 7/1/39	1,500,000	1,540,605
Series C 5.50% 7/1/23	1,000,000	1,067,040
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	983,290
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	776,445

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	$1,900,000	$2,127,525
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,012,800
6.00% 11/15/30	1,000,000	999,890
Series A 5.70% 11/1/15	705,000	705,275
Series B 5.85% 11/1/17	250,000	250,108
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	883,430
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,051,840
5.00% 6/1/35	1,000,000	1,003,700
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,743,368
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,437,045
		51,451,331

Housing Revenue Bonds – 11.25%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD)	300,000	300,336
Chaska Multifamily Housing Revenue (West Suburban
Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	830,320
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	2,085,000	2,109,144
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,265,000	1,265,822
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD)	575,000	581,756
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	782,218	795,305

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	$585,000	$590,751
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,278,635
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	1,007,180
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,144,931
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,520,145
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,505,075
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,007
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (AMT) (GNMA) (FHA)	750,000	769,433
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	623,280
@ Washington County Housing & Redevelopment Authority
Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	800,000	761,712
		17,088,832

Lease Revenue Bonds – 2.76%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	275,000	275,242
St. Paul Port Authority Lease Revenue (Robert Street Office
Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,048,940
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,863,383
		4,187,565

Local General Obligation Bonds – 11.21%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,058,470
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,077,190
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,246,020
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,140,972
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,050,340

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment
Series B 5.00% 12/1/21	$500,000	$573,115
Series C 5.00% 3/1/28	1,000,000	1,097,260
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,614,720
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	777,833
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,515,690
South Washington County Independent
School District #833 Series A 4.75% 2/1/27	1,500,000	1,645,635
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	652,529
5.125% 12/1/24	205,000	217,374
5.25% 12/1/26	1,540,000	1,632,369
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington &
Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,728,570
		17,028,087

§Pre-Refunded/Escrowed to Maturity Bonds – 7.23%
Andover Economic Development Authority Public Facilities
Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,110,090
Duluth Economic Development Authority Health
Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,157,970
5.25% 2/15/33-14	2,250,000	2,605,433
Minneapolis Community Development Agency
Supported Development Revenue
(Limited Tax Common Bond Fund)
Series G-3 5.45% 12/1/31-11	1,000,000	1,062,570
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,676,025
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,201,120
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,161,680
		10,974,888

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 7.69%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	$1,000,000	$1,150,220
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,762,381
5.00% 12/15/24	1,000,000	1,144,530
Minneapolis Supported Development Revenue
(Limited Tax Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,177,909
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	563,897
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	474,360
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,134,160
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	800,584
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Subordinate Series A 5.75% 8/1/37	790,000	846,848
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,581,165
Virgin Islands Public Finance Authority Revenue
(Senior Lien Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,042,420
		11,678,474

State General Obligation Bonds – 1.64%
Minnesota State 5.00% 8/1/21 (AGM)	1,250,000	1,393,062
Puerto Rico Commonwealth Public Improvement
Refunding Series C 6.00% 7/1/39	1,010,000	1,096,345
		2,489,407

Transportation Revenue Bond – 1.34%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,041,780
		2,041,780

Water & Sewer Revenue Bonds – 2.58%
Minnesota Public Facilities Authority Clean Water Revenue
Series B 5.00% 3/1/18	2,000,000	2,450,900
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,470,429
		3,921,329
Total Municipal Bonds (cost $143,274,492)		149,544,944

	Number of shares	Value
Short-Term Investments – 0.60%
Money Market Instrument – 0.40%
Federated Minnesota Municipal Cash Trust	600,795	$600,795
		600,795

	Principal amount
Variable Rate Demand Note – 0.20%
• Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-1
0.26% 11/15/35 (LOC – JP Morgan Chase Bank)	$300,000	300,000
		300,000
Total Short-Term Investments (cost $900,795)		900,795

Total Value of Securities – 99.05%
(cost $144,175,287)		150,445,739

Receivables and Other Assets
Net of Liabilities – 0.95%		1,449,334

Net Assets Applicable to 14,177,234
Shares Outstanding – 100.00%		$151,895,073

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($119,038,255 / 11,115,048 Shares)		$10.71

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($4,130,374 / 385,136 Shares)		$10.72

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($28,726,444 / 2,677,050 Shares)		$10.73

Components of Net Assets at August 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$149,800,038
Undistributed net investment income		37
Accumulated net realized loss on investments		(4,175,454)
Net unrealized appreciation of investments		6,270,452
Total net assets		$151,895,073

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $3,068,977, which represented 2.02% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2010. Interest rates reset periodically.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.71
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.21

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statements of operations

Year Ended August 31, 2010

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$29,739,974	$4,205,202	$7,181,048

Expenses:
Management fees	3,333,077	495,572	797,746
Distribution expenses – Class A	1,429,728	214,424	284,175
Distribution expenses – Class B	81,800	1,751	46,021
Distribution expenses – Class C	363,559	130,038	266,649
Dividend disbursing and transfer agent
fees and expenses	296,404	66,847	102,947
Accounting and administration expenses	245,393	39,439	57,721
Legal fees	64,167	17,739	18,477
Reports and statements to shareholders	55,532	11,542	16,181
Registration fees	47,503	27,906	8,605
Audit and tax	42,494	16,232	18,419
Trustees’ fees	37,342	5,667	8,316
Insurance fees	24,021	3,573	5,535
Dues and services	20,772	3,668	4,926
Pricing fees	14,101	7,264	10,069
Custodian fees	10,832	1,974	2,756
Consulting fees	9,130	1,420	2,118
Trustees’ expenses	2,688	413	583
	6,078,543	1,045,469	1,651,244
Less fees waived	(34,681)	(34,611)	(65,807)
Less waived distribution expenses – Class A	—	(85,694)	—
Less expense paid indirectly	(357)	(73)	(115)
Total operating expenses	6,043,505	925,091	1,585,322
Net Investment Income	23,696,469	3,280,111	5,595,726

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	$1,833,214	$269,806	$498,563
Net change in unrealized appreciation/
depreciation of investments	25,429,642	4,114,787	10,746,599
Net Realized and Unrealized Gain
on Investments	27,262,856	4,384,593	11,245,162

Net Increase in Net Assets
Resulting from Operations	$50,959,325	$7,664,704	$16,840,888

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/10	8/31/09
Increase in Net Assets from Operations:
Net investment income	$23,696,469	$23,410,864
Net realized gain on investments	1,833,214	398,012
Net change in unrealized
appreciation/depreciation of investments	25,429,642	4,329,928
Net increase in net assets resulting from operations	50,959,325	28,138,804

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(22,294,999)	(22,065,961)
Class B	(258,145)	(336,274)
Class C	(1,147,610)	(964,553)

Net realized gain on investments:
Class A	—	(2,257,248)
Class B	—	(43,630)
Class C	—	(114,457)
	(23,700,754)	(25,782,123)

Capital Share Transactions:
Proceeds from shares sold:
Class A	46,342,217	42,839,664
Class B	307	137,140
Class C	7,044,823	9,478,506

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	14,438,208	15,962,228
Class B	171,205	264,058
Class C	866,714	810,983
	68,863,474	69,492,579

	Year Ended
	8/31/10	8/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(58,794,667)	$(76,315,603)
Class B	(2,806,931)	(2,471,909)
Class C	(4,726,887)	(4,080,940)
	(66,328,485)	(82,868,452)
Increase (decrease) in net assets derived from
capital share transactions	2,534,989	(13,375,873)
Net Increase (Decrease) in Net Assets	29,793,560	(11,019,192)

Net Assets:
Beginning of year	603,072,505	614,091,697
End of year	$632,866,065	$603,072,505

Distributions in excess of
net investment income	$(144,194)	$(144,872)

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/10	8/31/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,280,111	$2,618,389
Net realized gain (loss) on investments	269,806	(536,519)
Net change in unrealized
appreciation/depreciation of investments	4,114,787	1,614,867
Net increase in net assets resulting from operations	7,664,704	3,696,737

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,934,175)	(2,352,412)
Class B	(4,488)	(16,198)
Class C	(334,083)	(247,432)
	(3,272,746)	(2,616,042)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,843,282	25,615,997
Class B	71,813	23,351
Class C	5,693,861	5,125,080

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,875,774	1,512,023
Class B	4,120	12,783
Class C	241,743	170,452
	34,730,593	32,459,686

	Year Ended
	8/31/10	8/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(13,988,840)	$(8,485,220)
Class B	(231,461)	(608,734)
Class C	(3,128,847)	(1,331,367)
	(17,349,148)	(10,425,321)
Increase in net assets derived from
capital share transactions	17,381,445	22,034,365
Net Increase in Net Assets	21,773,403	23,115,060

Net Assets:
Beginning of year	89,613,578	66,498,518
End of year	$111,386,981	$89,613,578

Undistributed net investment income	$2,522	$2,522

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/10	8/31/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,595,726	$5,743,736
Net realized gain (loss) on investments	498,563	(3,479,426)
Net change in unrealized
appreciation/depreciation of investments	10,746,599	509,407
Net increase in net assets resulting from operations	16,840,888	2,773,717

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(4,546,424)	(4,628,073)
Class B	(149,738)	(192,230)
Class C	(866,306)	(911,013)
	(5,562,468)	(5,731,316)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,818,477	15,056,968
Class B	157	73,695
Class C	4,061,927	2,660,111

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,929,971	2,988,359
Class B	104,474	121,542
Class C	629,003	647,117
	22,544,009	21,547,792

	Year Ended
	8/31/10	8/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,506,059)	$(24,926,201)
Class B	(1,328,942)	(992,296)
Class C	(2,778,753)	(6,740,684)
	(19,613,754)	(32,659,181)
Increase (decrease) in net assets derived from
capital share transactions	2,930,255	(11,111,389)
Net Increase (Decrease) in Net Assets	14,208,675	(14,068,988)

Net Assets:
Beginning of year	137,686,398	151,755,386
End of year	$151,895,073	$137,686,398

Undistributed net investment income	$37	$97

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses2

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly2

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$12.180	$12.120	$12.170	$12.490	$12.690

0.484	0.474	0.495	0.511	0.511
0.550	0.107	(0.041)	(0.313)	(0.172)
1.034	0.581	0.454	0.198	0.339

(0.484)	(0.473)	(0.502)	(0.507)	(0.513)
—	(0.048)	(0.002)	(0.011)	(0.026)
(0.484)	(0.521)	(0.504)	(0.518)	(0.539)

$12.730	$12.180	$12.120	$12.170	$12.490

8.66%	5.04%	3.77%	1.58%	2.78%

$586,651	$559,393	$574,914	$578,194	$381,720

0.93%	0.92%	0.93%	0.94%	0.93%
—	0.01%	0.18%	0.29%	0.26%
0.93%	0.93%	1.11%	1.23%	1.19%

0.93%	0.94%	0.93%	0.96%	0.94%
—	0.01%	0.18%	0.29%	0.26%
0.93%	0.95%	1.11%	1.25%	1.20%

3.89%	4.03%	4.05%	4.12%	4.11%

3.89%	4.01%	4.05%	4.10%	4.10%
20%	20%	17%	7%	13%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses2

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly2

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$12.190	$12.130	$12.180	$12.500	$12.700

0.391	0.386	0.403	0.419	0.418
0.550	0.107	(0.041)	(0.314)	(0.172)
0.941	0.493	0.362	0.105	0.246

(0.391)	(0.385)	(0.410)	(0.414)	(0.420)
—	(0.048)	(0.002)	(0.011)	(0.026)
(0.391)	(0.433)	(0.412)	(0.425)	(0.446)

$12.740	$12.190	$12.130	$12.180	$12.500

7.85%	4.26%	2.99%	0.82%	2.01%

$7,234	$9,506	$11,593	$15,674	$11,354

1.68%	1.67%	1.68%	1.69%	1.68%
—	0.01%	0.18%	0.29%	0.26%
1.68%	1.68%	1.86%	1.98%	1.94%

1.68%	1.69%	1.68%	1.71%	1.69%
—	0.01%	0.18%	0.29%	0.26%
1.68%	1.70%	1.86%	2.00%	1.95%

3.14%	3.28%	3.30%	3.37%	3.36%

3.14%	3.26%	3.30%	3.35%	3.35%
20%	20%	17%	7%	13%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses2

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly2

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$12.220	$12.160	$12.200	$12.530	$12.720

0.392	0.386	0.403	0.418	0.418
0.560	0.107	(0.031)	(0.323)	(0.162)
0.952	0.493	0.372	0.095	0.256

(0.392)	(0.385)	(0.410)	(0.414)	(0.420)
—	(0.048)	(0.002)	(0.011)	(0.026)
(0.392)	(0.433)	(0.412)	(0.425)	(0.446)

$12.780	$12.220	$12.160	$12.200	$12.530

7.91%	4.25%	3.06%	0.73%	2.08%

$38,981	$34,174	$27,585	$26,830	$15,125

1.68%	1.67%	1.68%	1.69%	1.68%
—	0.01%	0.18%	0.29%	0.26%
1.68%	1.68%	1.86%	1.98%	1.94%

1.68%	1.69%	1.68%	1.71%	1.69%
—	0.01%	0.18%	0.29%	0.26%
1.68%	1.70%	1.86%	2.00%	1.95%

3.14%	3.28%	3.30%	3.37%	3.36%

3.14%	3.26%	3.30%	3.35%	3.35%
20%	20%	17%	7%	13%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$10.820	$10.720	$10.610	$10.860	$11.010

0.376	0.384	0.414	0.445	0.429
0.469	0.100	0.110	(0.250)	(0.150)
0.845	0.484	0.524	0.195	0.279

(0.375)	(0.384)	(0.414)	(0.445)	(0.429)
(0.375)	(0.384)	(0.414)	(0.445)	(0.429)

$11.290	$10.820	$10.720	$10.610	$10.860

7.96%	4.67%	5.00%	1.80%	2.62%

$96,568	$78,021	$58,465	$48,477	$48,297
0.82%	0.75%	0.75%	0.76%	0.75%

0.96%	0.97%	0.95%	1.00%	0.97%
3.42%	3.62%	3.83%	4.11%	3.96%

3.28%	3.40%	3.63%	3.87%	3.74%
22%	12%	27%	15%	11%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$10.850	$10.750	$10.640	$10.890	$11.040

0.284	0.295	0.322	0.353	0.337
0.479	0.100	0.110	(0.250)	(0.150)
0.763	0.395	0.432	0.103	0.187

(0.283)	(0.295)	(0.322)	(0.353)	(0.337)
(0.283)	(0.295)	(0.322)	(0.353)	(0.337)

$11.330	$10.850	$10.750	$10.640	$10.890

7.14%	3.79%	4.10%	0.94%	1.75%

$170	$317	$908	$1,713	$1,993
1.67%	1.60%	1.60%	1.61%	1.60%

1.71%	1.72%	1.70%	1.75%	1.72%
2.57%	2.77%	2.98%	3.26%	3.11%

2.53%	2.65%	2.88%	3.12%	2.99%
22%	12%	27%	15%	11%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$10.840	$10.740	$10.630	$10.880	$11.030

0.283	0.295	0.322	0.353	0.337
0.479	0.100	0.110	(0.250)	(0.150)
0.762	0.395	0.432	0.103	0.187

(0.282)	(0.295)	(0.322)	(0.353)	(0.337)
(0.282)	(0.295)	(0.322)	(0.353)	(0.337)

$11.320	$10.840	$10.740	$10.630	$10.880

7.14%	3.78%	4.10%	0.94%	1.75%

$14,649	$11,276	$7,126	$4,936	$5,162
1.67%	1.60%	1.60%	1.61%	1.60%

1.71%	1.72%	1.70%	1.75%	1.72%
2.57%	2.77%	2.98%	3.26%	3.11%

2.53%	2.65%	2.88%	3.12%	2.99%
22%	12%	27%	15%	11%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$9.910	$10.000	$10.180	$10.530	$10.610

0.415	0.422	0.418	0.430	0.445
0.798	(0.091)	(0.180)	(0.350)	(0.082)
1.213	0.331	0.238	0.080	0.363

(0.413)	(0.421)	(0.418)	(0.430)	(0.443)
(0.413)	(0.421)	(0.418)	(0.430)	(0.443)

$10.710	$ 9.910	$10.000	$10.180	$10.530

12.46%	3.63%	2.35%	0.71%	3.54%

$119,038	$107,951	$116,999	$109,807	$87,504
0.93%	0.89%	0.89%	0.90%	0.89%

0.98%	0.97%	0.97%	1.00%	1.00%
4.02%	4.49%	4.11%	4.09%	4.26%

3.97%	4.41%	4.03%	3.99%	4.15%
11%	12%	10%	10%	4%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$9.920	$10.010	$10.190	$10.550	$10.630

0.338	0.352	0.341	0.351	0.367
0.798	(0.091)	(0.179)	(0.360)	(0.082)
1.136	0.261	0.162	(0.009)	0.285

(0.336)	(0.351)	(0.342)	(0.351)	(0.365)
(0.336)	(0.351)	(0.342)	(0.351)	(0.365)

$10.720	$9.920	$10.010	$10.190	$10.550

11.62%	2.86%	1.58%	(0.13% )	2.77%

$4,130	$4,995	$5,907	$7,334	$9,578
1.68%	1.64%	1.64%	1.65%	1.64%

1.73%	1.72%	1.72%	1.75%	1.75%
3.27%	3.74%	3.36%	3.34%	3.51%

3.22%	3.66%	3.28%	3.24%	3.40%
11%	12%	10%	10%	4%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
$9.930	$10.020	$10.200	$10.550	$10.630

0.338	0.352	0.342	0.351	0.367
0.798	(0.091)	(0.181)	(0.350)	(0.082)
1.136	0.261	0.161	0.001	0.285

(0.336)	(0.351)	(0.341)	(0.351)	(0.365)
(0.336)	(0.351)	(0.341)	(0.351)	(0.365)

$10.730	$9.930	$10.020	$10.200	$10.550

11.61%	2.85%	1.58%	(0.04% )	2.76%

$28,727	$24,740	$28,849	$26,016	$20,516
1.68%	1.64%	1.64%	1.65%	1.64%

1.73%	1.72%	1.72%	1.75%	1.75%
3.27%	3.74%	3.36%	3.34%	3.51%

3.22%	3.66%	3.28%	3.24%	3.40%
11%	12%	10%	10%	4%

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	August 31, 2010

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. These securities will generally be categorized as Level 2 investments. Open-end investment companies are valued at their published net asset value. These securities will generally be categorized as Level 1 investments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. These securities will generally be categorized as Level 3 investments.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the year ended August 31, 2010.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2010.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding offset shown as “expense paid indirectly.” For the year ended August 31, 2010, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$357	$73	$115

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse Delaware Minnesota High-Yield Municipal Bond Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.70% of average daily net assets from January 1, 2010 until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by Delaware Minnesota High-Yield Municipal Bond Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund, and may be discontinued at any time because it is voluntary. Prior to January 1, 2010, DMC had contractually agreed to waive that portion, if any, of each Fund’s management fees and reimburse the Funds to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses) did not exceed the specified percentages of average daily net assets as shown below:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Through December 31, 2009
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.67%	0.60%	0.64%
Expiration date	12/31/09	12/31/09	12/31/09

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2010, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$30,831	$4,956	$7,252

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 31, 2010 to no more than 0.15% of average daily net assets.

At August 31, 2010, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee
payable to DMC	$287,984	$46,652	$70,763
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	13,066	2,579	3,816
Distribution fees payable
to DDLP	162,547	24,485	52,545
Other expenses payable to
DMC and affiliates*	17,777	3,810	5,434

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$26,635	$4,225	$5,824

For the year ended August 31, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$87,187	$18,674	$26,494

For the year ended August 31, 2010 DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$0	$0	$0
Class B	1,355	0	3,969
Class C	1,877	1,972	471

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$129,078,299	$40,066,852	$19,834,598
Sales	120,700,410	21,747,149	16,114,275

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$592,553,572	$103,650,005	$144,024,018
Aggregate unrealized appreciation	$43,544,336	$7,195,034	$7,691,438
Aggregate unrealized depreciation	(949,514)	(94,575)	(1,269,717)
Net unrealized appreciation	$42,594,822	$7,100,459	$6,421,721

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments.)

The following table summarizes the valuation of the Funds’ investments by fair value hierarchy levels as of August 31, 2010:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$634,425,280	$634,425,280
Short-Term	723,114	—	723,114
Total	$723,114	$634,425,280	$635,148,394

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$110,066,862	$110,066,862
Short-Term	183,602	500,000	683,602
Total	$183,602	$110,566,862	$110,750,464

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$149,544,944	$149,544,944
Short-Term	600,795	300,000	900,795
Total	$600,795	$149,844,944	$150,445,739

There were no Level 3 securities at the beginning or end of the year.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ fiscal year ending August 31, 2010 and interim periods therein. During the year ended August 31, 2010, there were no transfers between Level 1 investments and Level 2 investments and Level 3 investments that had a material impact to the Funds.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2010 and 2009 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/10
Ordinary income	$45,305	$17,672	$9,495
Tax-exempt income	23,655,449	3,255,074	5,552,973
Total	$23,700,754	$3,272,746	$5,562,468

Year Ended 8/31/09
Ordinary income	$71,606	$—	$5,947
Tax-exempt income	23,418,382	2,616,042	5,725,369
Long-term capital gain	2,292,135	—	—
Total	$25,782,123	$2,616,042	$5,731,316

5. Components of Net Assets on a Tax Basis

As of August 31, 2010 the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$588,778,170	$105,025,082	$149,800,038
Distributions payable	(598,987)	(89,337)	(138,105)
Undistributed ordinary income	971,790	—	—
Undistributed long-term capital gain	665,477	—	—
Undistributed tax-exempt income	454,793	91,859	138,142
Capital loss carryforwards	—	(741,082)	(4,326,723)
Unrealized appreciation of investments	42,594,822	7,100,459	6,421,721
Net assets	$632,866,065	$111,386,981	$151,895,073

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distribution payables.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2010 the Funds recorded the following reclassifications:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$4,963	$(7,365)	$(33,318)
Accumulated realized gain	(4,963)	7,365	90,839
Paid-in capital	—	—	(57,521)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2010, $57,521 of capital loss carryforwards expired for the Delaware Minnesota High-Yield Municipal Bond Fund. In 2010, $34,687 of capital loss carryforwards was utilized for the Delaware Tax-Free Minnesota Intermediate Fund. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2011	$216,009	$243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
2018	—	2,974,512
Total	$741,082	$4,326,723

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware Tax-Free		Delaware Minnesota
	Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09
Shares sold:
Class A	3,733,307	3,674,457	2,446,624	2,423,967	1,436,037	1,614,974
Class B	25	11,946	6,542	2,214	15	7,863
Class C	565,348	807,342	516,889	486,526	393,200	281,808

Shares issued upon reinvestment of dividends and distributions:
Class A	1,161,269	1,360,233	170,638	143,180	283,278	317,830
Class B	13,769	22,511	374	1,215	10,093	12,919
Class C	69,468	68,882	21,937	16,111	60,655	68,762
	5,543,186	5,945,371	3,163,004	3,073,213	2,183,278	2,304,156

Shares repurchased:
Class A	(4,736,716)	(6,565,859)	(1,277,249)	(810,239)	(1,501,476)	(2,739,090)
Class B	(225,629)	(210,875)	(21,083)	(58,625)	(128,538)	(107,260)
Class C	(379,026)	(349,626)	(284,347)	(126,181)	(269,385)	(738,199)
	(5,341,371)	(7,126,360)	(1,582,679)	(995,045)	(1,899,399)	(3,584,549)
Net increase (decrease)	201,815	(1,180,989)	1,580,325	2,078,168	283,879	(1,280,393)

For the year ended August 31, 2010 and 2009, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	143,907	144,023	$1,790,535	97,466	97,549	$1,145,062
Delaware Tax-Free Minnesota
Intermediate Fund	16,599	16,648	182,669	39,832	39,916	410,681
Delaware Minnesota High-Yield
Municipal Bond Fund	77,229	77,360	799,041	38,299	38,350	356,368

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of August 31, 2010 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At August 31, 2010, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At August 31, 2010, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
22%	21%	15%

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Funds’ financial statements.

12. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2010, each Fund designates distributions paid during the year as follows:

	(A)	(B)
	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	0.19%	99.81%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	0.54%	99.46%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	0.17%	99.83%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2010, and the results of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets for the year ended August 31, 2009 and the financial highlights for each of the four years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 19, 2010

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Tax-Free Intermediate Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Funds did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	81	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009-2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 to 2008)
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 to 2007)

Vice President and Treasurer	81	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 to 2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	81	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     Janet L. Yeomans
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $13,500 for the fiscal year ended August 31, 2010.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $12,800 for the fiscal year ended August 31, 2009.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $2,450 for the fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,350 for the fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $203,064 for the registrant’s fiscal years ended August 31, 2010 and August 31, 2009, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2010

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2010